Schedule of Key Revenues Streams (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total	¥ 3,009,845	¥ 3,473,139	¥ 3,301,418
Insurance Transaction Services Income [Member]
Segment Reporting Information [Line Items]
Total	2,989,775	3,447,354	3,275,182
SaaS and Technical Service Income [Member]
Segment Reporting Information [Line Items]
Total	14,118	20,773	25,051
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total	¥ 5,952	¥ 5,012	¥ 1,185